Offerings	Aug. 05, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,275.00
Offering Note	Note 1(a). Includes rights to acquire common stock or preferred stock of CytomX Therapeutics, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. Note 1(b). Includes an unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional securities is being registered as may be issued from time to time upon conversion of, or exchange for, any preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to any anti-dilution adjustments with respect to any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities issuable as a result of stock splits, stock dividends or similar transactions. Note 1(c). Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for securities that are issued upon conversion of, or exchange for, preferred stock or debt securities, or upon exercise of warrants registered hereunder. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $250,000,000.